Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		¥ 413,940,083	¥ 387,253,951
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		73,623,887	75,754,246
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		7,885,057	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		25,468,742	22,076,009
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		6,476,194	5,511,465
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		10,093,100	8,313,016
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		2,620,759	2,820,665
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		4,763,716	366,997
Debt investment securities at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		23,268,702	28,008,280
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		130,516,241	125,190,819
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements		11,876,173	7,061,639
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	[1]	100,314,339	91,810,227
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	[1]	¥ 17,033,173	¥ 15,139,799

[1]	Under the group aggregation system, the Company and its wholly-owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥0 million and ¥304,322 million at March 31, 2026 and 2025, respectively.